Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total	Share capital and premium	Other reserves	Retained profits £m	Other equity instruments £m	Non-controlling interests	Share capital and premium £m
At 1 January at Dec. 31, 2021	£ 51,217	£ 45,076	£ 25,581	£ 11,177	£ 8,318	£ 5,906	£ 235
Comprehensive income
Profit for the year	3,923	3,389			3,389	438	96
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax	(2,152)	(2,152)			(2,152)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities	(157)	(157)		(157)
Equity shares	47	47		47
Gains and losses attributable to own credit risk, net of tax	364	364			364
Movements in cash flow hedging reserve, net of tax	(5,019)	(5,019)		(5,019)
Movements in foreign currency translation reserve, net of tax	85	85		85
Total other comprehensive (loss) income for the year, net of tax	(6,832)	(6,832)		(5,044)	(1,788)
Total comprehensive income (loss) for the year	(2,909)	(3,443)		(5,044)	1,601	438	96
Transactions with owners
Dividends (note 36)	(1,567)	(1,475)			(1,475)		(92)
Distributions on other equity instruments	(438)					(438)
Issue of ordinary shares	105	105	105
Share buyback (note 33)	(2,013)	(2,013)		453	(2,013)			£ (453)
Issue of other equity instruments (note 35)	745	(5)			(5)	750
Repurchases and redemptions of other equity instruments (note 35)	(1,395)	(36)			(36)	(1,359)
Movement in treasury shares	(60)	(60)			(60)
Value of employee services	224	224			224
Changes in non-controlling interests	2	(3)			(3)		5
Total transactions with owners	(4,397)	(3,263)	(348)	453	(3,368)	(1,047)	(87)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0	0		1	(1)
At 31 December at Dec. 31, 2022	43,911	38,370	25,233	6,587	6,550	5,297	244
Comprehensive income
Profit for the year	5,518	4,933			4,933	527	58
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax	(1,205)	(1,205)			(1,205)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities	(117)	(117)		(117)
Equity shares	(57)	(57)		(57)
Gains and losses attributable to own credit risk, net of tax	(168)	(168)			(168)
Movements in cash flow hedging reserve, net of tax	1,710	1,710		1,710
Movements in foreign currency translation reserve, net of tax	(53)	(53)		(53)
Total other comprehensive (loss) income for the year, net of tax	110	110		1,483	(1,373)
Total comprehensive income (loss) for the year	5,628	5,043		1,483	3,560	527	58
Transactions with owners
Dividends (note 36)	(1,752)	(1,651)			(1,651)		(101)
Distributions on other equity instruments	(527)	0				(527)
Issue of ordinary shares	131	131	131
Share buyback (note 33)	(1,993)	(1,993)	(438)	438	(1,993)
Issue of other equity instruments (note 35)	1,772	(6)			(6)	1,778
Repurchases and redemptions of other equity instruments (note 35)	(135)	0			0	(135)
Movement in treasury shares	103	103			103
Value of employee services	227	227			227
Changes in non-controlling interests	0	0			0
Total transactions with owners	(2,174)	(3,189)	(307)	438	(3,320)	1,116	(101)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0	0
At 31 December at Dec. 31, 2023	47,365	40,224	24,926	8,508	6,790	6,940	201
Comprehensive income
Profit for the year	4,477	3,923			3,923	498	56
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax	(564)	(564)			(564)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities	(46)	(46)		(46)
Equity shares	93	93		93
Gains and losses attributable to own credit risk, net of tax	(56)	(56)			(56)
Movements in cash flow hedging reserve, net of tax	11	11		11
Movements in foreign currency translation reserve, net of tax	(73)	(73)		(73)
Total other comprehensive (loss) income for the year, net of tax	(635)	(635)		(15)	(620)
Total comprehensive income (loss) for the year	3,842	3,288		(15)	3,303	498	56
Transactions with owners
Dividends (note 36)	(1,911)	(1,828)			(1,828)		(83)
Distributions on other equity instruments	(498)					(498)
Issue of ordinary shares	190	190	190
Share buyback (note 33)	(2,011)	(2,011)	(369)	369	(2,011)
Redemption of preference shares	0			(35)				£ 35
Issue of other equity instruments (note 35)	757	(6)			(6)	763
Repurchases and redemptions of other equity instruments (note 35)	(1,824)	(316)			(316)	(1,508)
Movement in treasury shares	(173)	(173)			(173)
Value of employee services	153	153			153
Changes in non-controlling interests	(2)				0		(2)
Total transactions with owners	(5,319)	(3,991)	(144)	334	(4,181)	(1,243)	(85)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0
At 31 December at Dec. 31, 2024	£ 45,888	£ 39,521	£ 24,782	£ 8,827	£ 5,912	£ 6,195	£ 172